Shareholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	15 Months Ended
	Apr. 29, 2026	Aug. 31, 2025	Mar. 31, 2026	Mar. 31, 2027
Stockholders Equity [Line Items]
Dividends declared per common share (in dollars per share)	$ 0.895		$ 0.8275
Forward Sale Agreements
Stockholders Equity [Line Items]
Sale of stock, number of shares in transaction (in shares)		8,098,592
Sale of stock, price per share (in dollars per share)		$ 139.657
Net proceeds			$ 0
Forward Sale Agreements | Forecast
Stockholders Equity [Line Items]
Net proceeds				$ 1,131